Financial Risk Management - Summary of Mark-to-market movements Recognized in Other Gains (Losses) - Net (Detail) - Commodity price risk [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on commodity derivatives-net	€ 16	€ (16)
Unrealized gains / (losses) on commodity derivatives-net	€ 41	€ 31